Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of shareholder convertible loans

	Shareholder convertible loans, at fair value
	2025	2024

Balance at January 1	$22,560,124	$9,380,301
Changes in fair value	232,041	5,951,087
Conversion to common shares	(23,183,562)	-
Borrowings	-	7,573,800
Foreign exchange impacts	391,397	(345,064)
Balance at reporting period end	$-	$22,560,124

	Shareholder convertible loans, at fair value
	2024	2023
Balance at January 1	$9,380,301	$19,078,367
Changes in fair value	5,951,087	4,646,994
Conversion to common shares	-	(20,694,791)
Borrowings	7,573,800	5,597,550
Foreign exchange impacts	(345,064)	752,181
Balance at December 31	$22,560,124	$9,380,301

Schedule of debt maturities

The following table summarizes the stated debt maturities and scheduled amortization payments, excluding debt premiums and discounts, for each of the five subsequent years to June 30, 2025 and thereafter.

	30-Jun-25
	Shareholder loans payable- current and long-term	Short-term borrowings	Shareholder convertible loans at fair value
Remaining 2025	$-	$315,940	$-
2026	-	-	-
2027	-	-	-
2028	-	-	-
2029	-	-	-
Thereafter	9,013,611	-	-
	$9,013,611	$315,940	$0
Less: debt discount	-	-	-
Total borrowings	$9,013,611	$315,940	$0

The following table summarized the stated debt maturities and scheduled amortization payments, excluding debt premiums and discounts, for each of the five years subsequent to December 31, 2024, and thereafter:

December 31, 2024
	Shareholder loans payable	Short-term borrowings	Shareholder convertible loans at fair value
2025	$50,057,013	$558,206	$22,560,124
2026		-	-
2027	-	-	-
2028	-	-	-
2029	-	-	-
Thereafter	-	-	-
	$50,057,013	$558,206	$22,560,124